CONSOLIDATED INCOME STATEMENT - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Interest income:
Calculated using the effective interest method	$ 27,107	$ 26,881	$ 25,858
Calculated using the effective interest rate method, percentage movement from prior period	1.00%
Calculated using the effective interest rate method, percentage movement from same period in prior year	5.00%
Other	$ 977	922	686
Other, percentage movement from prior period	6.00%
Other, percentage movement from same period in prior year	42.00%
Total interest income	$ 28,084	27,803	26,544
Total interest income, percentage movement from prior period	1.00%
Total interest income, percentage movement from same period in prior year	6.00%
Interest expense	$ 18,733	18,177	17,417
Interest expense, percentage movement from prior period	3.00%
Interest expense, percentage movement from same period of prior year	8.00%
Net interest income	$ 9,351	9,626	9,127
Net interest income, percentage movement from prior period	(3.00%)
Net interest income, percentage movement from same period of prior year	2.00%
Non-interest income
Net fees	$ 840	830	842
Net fees, percentage movement from prior period	1.00%
Net wealth management	$ 239	223	218
Net wealth management, percentage movement from prior period	7.00%
Net wealth management, percentage movement from same period of prior year	10.00%
Trading	$ 298	341	363
Trading, percentage movement from prior period	(13.00%)
Trading, percentage movement from same period in prior year	(18.00%)
Other	$ 65	(22)	40
Other, percentage movement from same period of prior year	63.00%
Total non-interest income	$ 1,442	1,372	1,463
Total non-interest income, percentage movement from prior period	5.00%
Total non-interest income, percentage movement from same period in prior year	(1.00%)
Net operating income	$ 10,793	10,998	10,590
Net operating income, percentage movement from prior period	(2.00%)
Net operating income, percentage movement from same period of prior year	2.00%
Operating expenses	$ (5,698)	(5,549)	(5,395)
Operating expenses, percentage movement from prior period	3.00%
Operating expenses, percentage movement from same period of prior year	6.00%
Impairment (charges)/benefits	$ (250)	(175)	(362)
Impairment (charges)/benefits, percentage movement from prior period	43.00%
Impairment (charges)/benefits, percentage movement from same period of prior year	(31.00%)
Profit before income tax expense	$ 4,845	5,274	4,833
Profit before income tax expense, percentage movement from prior period	(8.00%)
Income tax expense	$ (1,520)	(1,626)	(1,491)
Income tax expense, percentage movement from prior period	(7.00%)
Income tax expense, percentage movement from same period of prior year	2.00%
Profit after income tax expense	$ 3,325	3,648	3,342
Profit after income tax expense, percentage movement from prior period	(9.00%)
Profit after income tax expense, percentage movement from same period of prior year	(1.00%)
Net profit attributable to non-controlling interests (NCI)	$ (8)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 3,317	$ 3,648	$ 3,342
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from prior period	(9.00%)
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	(1.00%)
Earnings per share (cents)
Basic	$ 0.967	$ 1.054	$ 0.956
Basic, percentage movement from prior period	(8.00%)
Basic, percentage movement from same period of prior year	1.00%
Diluted	$ 0.96	$ 1.025	$ 0.916
Diluted, percentage movement from prior period	(6.00%)
Diluted, percentage movement from same period of prior year	5.00%